Expense Example - FidelitySAIInternationalIndexFund-PRO - FidelitySAIInternationalIndexFund-PRO - Fidelity SAI International Index Fund - Fidelity SAI International Index Fund	Dec. 30, 2023 USD ($)
Expense Example:
1 year	$ 4
3 years	15
5 years	28
10 years	$ 68